Intangible assets - Estimated growth Rates (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Estimated growth rates for cash flow projections
Period for cash flow projections	5 years
Extrapolated growth rate	5.00%	3.00%
Impairment of non-current assets	¥ 169,734,000	¥ 26,933,000
Bottom of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	6.00%	8.10%
Annual gross profit ratio	57.70%	55.20%
Discount rate	16.00%	16.00%
Top of Range
Estimated growth rates for cash flow projections
Annual compound revenue growth rate	10.00%	21.00%
Annual gross profit ratio	75.00%	80.30%
Discount rate		17.10%
Goodwill
Estimated growth rates for cash flow projections
Impairment of non-current assets	¥ 122,099,000	¥ 18,809,000
Computer software
Estimated growth rates for cash flow projections
Impairment of non-current assets	3,956,000	0
Medical licenses
Estimated growth rates for cash flow projections
Impairment of non-current assets	4,407,000	0
Tradenames
Estimated growth rates for cash flow projections
Impairment of non-current assets	43,679,000	8,124,000
Property, plant and equipment [member]
Estimated growth rates for cash flow projections
Impairment of non-current assets	¥ 139,818,000	¥ 6,036,000